Allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 117,547	$ 67,153
Current period provision for expected credit losses	75,771	16,954
Write-offs charged against the allowance	(68,171)	0
Allowance for credit losses at end of period	125,147	$ 84,107
Investment in finance leases
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	71,292
Current period provision for expected credit losses	26,586
Write-offs charged against the allowance	(31,949)
Allowance for credit losses at end of period	65,929
Notes receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	40,964
Current period provision for expected credit losses	51,287
Write-offs charged against the allowance	(36,222)
Allowance for credit losses at end of period	56,029
Loans receivable
Allowance For Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	5,291
Current period provision for expected credit losses	(2,102)
Write-offs charged against the allowance	0
Allowance for credit losses at end of period	$ 3,189